Note 11 - Financial Instruments (Details Textual) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2013
Long-term Debt, Fair Value					$ 676
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Long-term Debt, Fair Value			$ 588	$ 681
Not Designated as Hedging Instrument [Member]
Derivatives Hedging Instruments	$ 0	$ 0	0	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative Asset, Notional Amount			$ 384	$ 334